OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Investment in film and TV series	[1]	$ 4,781	$ 6,128
Prepaid office space and leasehold improvement fees	[2]	6,831
Other non-current assets		11,612	$ 6,128
Other non-current liabilities		$ 1,205	$ 1,257

[1]	The Group invests in films and TV series, which are produced by other third parties, and shares profit of the invested films and TV series based on its investment as a percentage of the total investment for a film or TV series. Amounts related to the investments in films and TV series that are expected to receive investment returns within one year after December 31 of each fiscal year are recorded as other current assets. The remaining balance is recorded as other non-current assets. The investments of $6,128 and $5,661 were recorded as other non-current assets for the years ended December 31, 2014 and 2015, respectively. The Group also enters into agreements with other investors to invest together on certain film or TV series, which are produced by third parties, and shares the profit of the invested films and TV series proportionally based on their investments. The Group received the investment from other investors, and recorded it as other non-current liabilities amounted to $1,257 and $1,205 as of December 31, 2014 and 2015 due to the long-term of expected investment returns.
[2]	In 2015, the Group prepaid for office space and leasehold improvement fees in total of $6,832. As the office spaces legal title has not been transferred to the Group, the prepaid amounts were recognized as other non-current assets as of December 31, 2015.